GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows (in thousands):

	Years ended December 31,
	2011	2012
Beginning balance	$887,895	$947,371
Goodwill additions during the period	62,917	49,573
Adjustments to prior year acquisitions	250	(22)
Tax benefit from the exercise of continuation options	(71)	(2,506)
Effect of foreign currency translation	(3,620)	2,928

Ending balance	$947,371	$997,344

Intangible Assets Subject to Amortization

The following tables reflect intangible assets that are subject to amortization (in thousands):

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2011:
Contractual rights and customer relationships	15.0 years	$365,194	$(97,232)	$267,962
Trade names	8.9 years	1,798	(516)	1,282
Non-compete agreements	5 years	54	(29)	25
Other	2.9 years	4,200	(4,200)	-

		$371,246	$(101,977)	$269,269

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2012:
Contractual rights and customer relationships	14.9 years	$370,527	$(124,048)	$246,479
Trade names	9.1 years	3,147	(883)	2,264
Non-compete agreements	5 years	54	(33)	21

		$373,728	$(124,964)	$248,764

Estimated Future Amortization Expense

The Company estimates that it will record amortization expense related to intangible assets existing as of December 31, 2012 as follows over the next five years (in millions):

Estimated amortization expense
2013	$26.5
2014	$24.0
2015	$22.5
2016	$22.1
2017	$21.6